Annual Total Returns - StrategicAdvisersUSTotalStockFund-PRO - StrategicAdvisersUSTotalStockFund-PRO - Strategic Advisers U.S. Total Stock Fund - Strategic Advisers U.S. Total Stock Fund	Aug. 16, 2024
Bar Chart Table:
Annual Return 2014	12.11%
Annual Return 2015	0.08%
Annual Return 2016	10.82%
Annual Return 2017	22.55%
Annual Return 2018	(5.82%)
Annual Return 2019	31.68%
Annual Return 2020	19.32%
Annual Return 2021	27.99%
Annual Return 2022	(17.34%)
Annual Return 2023	26.82%